Subsequent Events (Details) - USD ($)								1 Months Ended		9 Months Ended		12 Months Ended
	Oct. 26, 2023	Jul. 08, 2023	Apr. 03, 2023	Feb. 14, 2023	Jan. 10, 2023	Jan. 10, 2023	Nov. 14, 2022	Apr. 22, 2021	Mar. 23, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 25, 2023	Apr. 07, 2023	Feb. 07, 2023
Subsequent Events [Line Items]
Deferred compensation amounts										$ 282,650
Agreed to forfeit										$ 99,201
Agreed to loan														$ 100,000
Accruing interest rate percentage														4.00%
Description of financing transaction										For certain financing transactions, including the IPO and excluding certain pre-IPO financings, the company will pay WestPark eight percent (8%) of the gross amount to be disbursed to the Company from each such financing transaction, plus warrants to purchase the number of shares equal to ten percent (10%) of the aggregate number of securities sold in such financing transaction. The warrants will be exercisable at any time and from time to time, in whole or in part, during the four and a half-year period commencing six (6) months from the effective date of such financing transaction, at a price per share equal to 125% of the public offering price per security.		the advisor would charge the Company (i) seven percent (7%) of the gross amount to be disbursed to the Company from each such investment transaction closing plus, (ii) a non-accountable expense allowance equal to one percent (1%) of the gross amount to the disbursed to the Company from each such investment transaction closing, plus (iii) warrants equal to seven percent (7%) of the gross amount to be received by to the Company from each such investment transaction closing. The warrant exercise price is defined as the lower of: (1) the fair market value price per share of the Company’s common stock as of each such financing closing date, (2) the price per share paid by investors in each respective financing, (3) in the event that securities convertible are sold in the financing, the conversion price of such securities, or (4) in the event that warrants or other rights are issued in the financing, the exercise price of such warrants or other rights.
Percentage of annual rate										12.00%
Warrants issued											$ 1,285,832	$ 1,285,833	$ 2,094,148
Warrant price per share (in Dollars per share)												$ 5
Registered shares (in Shares)										125,000,000		125,000,000	125,000,000
Convertible note payable										$ 1,970,000		$ 2,400,000
Common shares (in Shares)										15,561,499		15,561,499
Aggregate offering price										$ 177,481
Threatened litigation, description									the advisor would charge the Company (i) seven percent (7%) of the gross amount to be disbursed to the Company from each such investment transaction closing plus, (ii) a non-accountable expense allowance equal to one percent (1%) of the gross amount to be disbursed to the Company from each such investment transaction closing, plus (iii) warrants equal to seven percent (7%) of the gross amount to be received by the Company from each such investment transaction closing.
Note offering									$ 12,000,000
Fees reduced percentage								33.00%
Aggregate of accountable expenses												$ 230,000
Purchased shares (in Shares)												367,678	711,092
Maximum [Member]
Subsequent Events [Line Items]
Conversion price (in Dollars per share)							$ 4
Warrant price per share (in Dollars per share)												$ 4
Minimum [Member]
Subsequent Events [Line Items]
Conversion price (in Dollars per share)							$ 2
Warrant price per share (in Dollars per share)												$ 2
Warrant [Member]
Subsequent Events [Line Items]
Percentage of annual rate										10.00%
Common Stock [Member]
Subsequent Events [Line Items]
Common shares (in Shares)												125,000,000	125,000,000
Purchased shares (in Shares)												1,099,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Common shares, price per share (in Dollars per share)	$ 4
Loan	$ 100,000
Annual interest rate	4.00%
Warrant term					5 years	5 years
Common shares (in Shares)				1,850,000
Common stock of underwriters (in Shares)				2,127,500
Price per share (in Dollars per share)				$ 5
Aggregate offering price				$ 9,250,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Events [Line Items]
Conversion price (in Dollars per share)						$ 4
Subsequent Event [Member] | Minimum [Member]
Subsequent Events [Line Items]
Conversion price (in Dollars per share)						$ 2
Forecast [Member]
Subsequent Events [Line Items]
Commission fund															$ 1,000,000
Purchased shares (in Shares)		2,000,000
Purchased shares (in Shares)		2,000,000
Forecast [Member] | IPO [Member]
Subsequent Events [Line Items]
Issued amount															$ 1,230,000
2023A Convertible Note Payable [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Convertible notes					$ 500,000	$ 500,000
Sale of convertible notes					$ 200,000
Warrants issued						$ 10
Warrant price per share (in Dollars per share)					$ 5.5	$ 5.5
Registered shares (in Shares)																2,570,000
Convertible note payable																$ 1,441,497
2023A Convertible Note Payable [Member] | Forecast [Member]
Subsequent Events [Line Items]
Percentage of annual rate			12.00%
Reduced price per share (in Dollars per share)			$ (2)
Common stock convertible conversion price (in Dollars per share)			$ 2
Warrant purchase amount			$ 10
2023A Convertible Note Payable [Member] | Forecast [Member] | Payment-in-Kind [Member]
Subsequent Events [Line Items]
Common stock price (in Dollars per share)			$ 2
2023B Convertible Note Payable [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock price (in Dollars per share)						2
2023B Convertible Note Payable [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Common stock price (in Dollars per share)						$ 2
2023B Convertible Note Payable [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Percentage of annual rate						12.00%
2023B Convertible Note Payable [Member] | Forecast [Member]
Subsequent Events [Line Items]
Convert per share (in Dollars per share)			2
Warrant price per share (in Dollars per share)			$ 4
Convertible note payable			$ 1,970,000
Convertible notes			$ 2,000,000
Convertible price per share (in Dollars per share)			$ 2
Warrant purchase amount			$ 10
2023B Convertible Note Payable [Member] | Forecast [Member] | Warrant [Member]
Subsequent Events [Line Items]
Warrant price per share (in Dollars per share)			$ 2
Warrant term			5 years
2022 Convertible Note Payable [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Convertible note payable																$ 200,000
Investor [Member]
Subsequent Events [Line Items]
Subsequent event, description										The Investors paid $1,227,500 for 315,240 shares of common stock in various private placement offerings of the Company. $1,050,000 of the purchases were made during 2016, 2017 and 2018 for an aggregate of 277,906 shares of common stock; and $177,500 of the purchases were made during 2020, 2021 and 2022 for an aggregate of 37,334 shares of common stock. The Investors are seeking $5,748,400 in damages, including: compensatory damages of $1,227,500, punitive damages of $3,682,500, and accrued interest of $838,400.
Board of Directors Chairman [Member] | Forecast [Member]
Subsequent Events [Line Items]
Purchase price amount		$ 4,000,000
NYIAX [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Common shares, price per share (in Dollars per share)	$ 4